Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

3. FAIR VALUE MEASUREMENTS:

The Plan’s financial instruments are measured under the fair value standard. The Plan currently does not have non-financial assets and non-financial liabilities that are required to be measured at fair value on a recurring basis.

The Plan’s valuation methodology used to measure the fair values of mutual funds and common stock were derived from quoted market prices as substantially all of these instruments have active markets and are classified within Level 1 of the valuation hierarchy.

The fair market value of the common collective trusts has been established using the NAV provided by the administrator of the fund under the practical expedient approach and therefore is not assigned to a level in the hierarchy table. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. There are no unfunded commitments to the fund and there are no restrictions on the NAV price or its equivalent. The Plan is required to provide either 12 or 30 months’ advance written notice to the trustee prior to redemption of the TRS Stable Value Fund trust units; the notice period may be shortened or waived by the trustee in its sole discretion. The Plan is required to provide up to 30 days advance written notice to the trustee prior to redemption of the Retirement Trust units.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

There have been no changes to the methodologies used at December 31, 2025 and 2024.

The are no plan liabilities required to be recorded at fair value at December 31, 2025 and 2024.

The tables below present the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024, aggregated by the level in the fair value hierarchy within which those measurements fall.

Investments Measured at Fair Value on a Recurring Basis at December 31, 2025:

	As of December 31, 2025
	Total	Level 1	Level 2	Level 3

Assets:
Mutual Funds	$65,448,321	$65,448,321	$-	$-
Kimco Realty Company Stock	9,132,062	9,132,062	-	-
Investments measured at net asset value:
Common/Collective Trusts (a)	190,213,189
Total Assets	$264,793,572	$74,580,383	$-	$-

Investments Measured at Fair Value on a Recurring Basis at December 31, 2024:

	As of December 31, 2024
	Total	Level 1	Level 2	Level 3

Assets:
Mutual Funds	$56,294,777	$56,294,777	$-	$-
Kimco Realty Company Stock	8,798,631	8,798,631	-	-
Investments measured at net asset value:
Common/Collective Trusts (a)	170,378,686
Total Assets	$235,472,094	$65,093,408	$-	$-

(a)
In accordance with Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. The beneficial interest of each participant is represented in units, which are issued and redeemed daily at the fund’s closing NAV, which is calculated by T. Rowe Price.